FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition
	As of December 31, 2014
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,688,103	-	1,688,103	-
Warrant liability	(1,890,000)	-	(1,890,000)	-

	As of December 31, 2013
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,502,578	-	1,502,578	-
Cross currency forward exchange contracts -recorded as derivative liabilities	(1,463,252)	-	(1,463,252)	-
Warrant liability	(9,345,000)	-	(9,345,000)	-

Schedule of non financial assets at fair value measured on a non recurring basis
	Carrying Value as of December 31, 2013	Fair Value Measured Using Significant Other Observable Inputs (Level 2)	Total Losses for Year Ended December 31, 2013
Long-lived assets-Sichuan Phase I factory	$6,031,327	$6,096,778	$194,694,559